Right-of-use assets - Schedule of quantitative information about right-of-use assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	¥ 51,658
Additions	59,200	¥ 23,200	¥ 6,600
Charge for the year	38,484	36,205	31,748
Ending	73,564	51,658
Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	48,224
Charge for the year	36,609	34,630	30,035
Ending	67,728	48,224
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	3,434
Charge for the year	1,875	1,575	1,713
Ending	5,836	3,434
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	158,801	140,980
Additions	63,647	23,271
Derecognition	(65,797)	(6,035)
Effect of movement in exchange rates	300	585
Ending	156,951	158,801	140,980
Cost | Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	150,067	132,246
Additions	59,159	23,271
Derecognition	(60,738)	(6,035)
Effect of movement in exchange rates	300	585
Ending	148,788	150,067	132,246
Cost | Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	8,734	8,734
Additions	4,488	0
Derecognition	(5,059)	0
Effect of movement in exchange rates	0	0
Ending	8,163	8,734	8,734
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	(107,143)	(76,570)
Derecognition	62,379	6,035
Effect of movement in exchange rates	(139)	(403)
Charge for the year	(38,484)	(36,205)
Ending	(83,387)	(107,143)	(76,570)
Accumulated depreciation | Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	(101,843)	(72,845)
Derecognition	57,531	6,035
Effect of movement in exchange rates	(139)	(403)
Charge for the year	(36,609)	(34,630)
Ending	(81,060)	(101,843)	(72,845)
Accumulated depreciation | Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	(5,300)	(3,725)
Derecognition	4,848	0
Effect of movement in exchange rates	0	0
Charge for the year	(1,875)	(1,575)
Ending	¥ (2,327)	¥ (5,300)	¥ (3,725)